Dec. 30, 2024
Knights of Columbus U.S. All Cap Index Fund
Investment Objective

The Knights of Columbus U.S. All Cap Index Fund (the “U.S. All Cap Index Fund” or the “Fund”) seeks investment results that, before fees and expenses, correspond generally to the performance of an index that measures the investment return of the broad U.S. stock market, excluding companies whose policies and practices are inconsistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Knights of Columbus U.S. All Cap Index Fund	I Shares	Class S Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Knights of Columbus U.S. All Cap Index Fund		I Shares	Class S Shares
Management Fees		0.20%	0.20%
Shareholder Servicing Fees		none	0.20%
Other Operating Expenses		0.40%	0.40%
Other Expenses		0.40%	0.60%
Total Annual Fund Operating Expenses		0.60%	0.80%
Less Fee Reductions and/or Expense Reimbursements	[1]	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.25%	0.45%
[1]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 0.25% of the average daily net assets of each of the Fund’s share classes until (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Knights of Columbus U.S. All Cap Index Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	26	151	294	711
Class S Shares	46	214	404	951

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities included in the Bloomberg U.S. 3000 Catholic Values Index (the “Index”) and other instruments with economic characteristics similar to such securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Index consists of all common stocks and real estate investment trusts (“REITs”) in the Bloomberg U.S. 3000 Index (the “Parent Index”), excluding companies that are determined by Bloomberg Index Services Limited (“Bloomberg” or “BISL”) and Morningstar Sustainalytics (“Sustainalytics”) to be involved with activities that conflict with the USCCB Guidelines, including gambling, abortion, contraception, pornography and other forms of adult entertainment, stem cell and fetal tissue research/human cloning, tobacco, cannabis, weapons of mass destruction and other forms of controversial weapons, manufacturing and selling of weapons to civilians (the “Restricted Securities List”), or other activities that may be added to the Restricted Securities List from time to time. The Parent Index is a free-float market-capitalization-weighted index and includes the 3,000 U.S. companies with the largest free-float market capitalizations. As of November 30, 2024, the market capitalizations of the Parent Index ranged from approximately $18 million to $3.6 trillion, and its average weighted market capitalization was approximately $900.5 billion. From time to time, the application of the USCCB guidelines may result in the Index being underweight certain sectors (such as the health care sector) or overweight certain sectors (such as the information technology sector) relative to the Parent Index.

The Index is the exclusive property of BISL. The Index is calculated and administered by BISL. Neither BISL nor Sustainalytics is affiliated with the Fund, the Adviser or L2 Asset Management, LLC (“L2 Asset Management” or the “Sub-Adviser”), the Fund’s sub-adviser. Bloomberg and Sustainalytics will deem a company to be a U.S. company if its securities are primarily listed in the United States or country of risk is the United States. A company’s “country of risk” is a proprietary Bloomberg value primarily driven by four factors: country of domicile, country of listing, country of largest revenue, and reporting currency. The Index is reconstituted and rebalanced on a quarterly basis in March, June, September and December to reflect changes in the constituents of the Parent Index and changes in policies and practices related to USCCB Guidelines and screening considerations, as determined by BISL and Sustainalytics. As of November 30, 2024, the Index consisted of approximately 2,666 constituents.

The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the companies that make up the Index, holding each company in approximately the same proportion as its weighting in the Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Class S Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Class S Shares is not presented. Class S Shares would have substantially similar performance as I Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Class S Shares are higher than the expenses of I Shares, in which case the returns for Class S Shares would be lower than those of I Shares.

Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

BEST QUARTER	WORST QUARTER
22.57%	(21.38)%
(06/30/2020)	(03/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2023

This table compares the Fund’s average annual total returns for the periods ended December 31, 2023 to those of an appropriate broad-based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - Knights of Columbus U.S. All Cap Index Fund		1 Year	Since Inception	Inception Date
I Shares		29.04%	11.98%	Dec. 31, 2019
I Shares | After Taxes on Distributions		28.36%	11.51%	Dec. 31, 2019
I Shares | After Taxes on Distributions and Sales		17.50%	9.37%	Dec. 31, 2019
Bloomberg U.S. 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]	26.10%	11.53%	Dec. 31, 2019
Knights of Columbus U.S. All Cap Index® (reflects no deduction for fees, expenses or taxes)	[1]	29.14%	12.32%	Dec. 31, 2019
Bloomberg U.S. 3000 Catholic Values Index (reflects no deduction for fees, expenses or taxes)	[2]	29.07%		Dec. 31, 2019
[1]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Knights of Columbus U.S. All Cap Index® to the Bloomberg U.S. 3000 Total Return Index.
[2]	The inception date of the Bloomberg U.S. 3000 Catholic Values Index was September 9, 2021, and as such no performance information is available for the period since the Fund’s inception.

Knights of Columbus U.S. All Cap Index Fund | Equity Risk

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Knights of Columbus U.S. All Cap Index Fund | Indexing Strategy/Index Tracking Risk

Indexing Strategy/Index Tracking Risk – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Knights of Columbus U.S. All Cap Index Fund | Catholic Values Investing Risk

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause the Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause the Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although the Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in the Fund may fail to achieve such objective.

Knights of Columbus U.S. All Cap Index Fund | Small- and Mid- Capitalization Company Risk

Small- and Mid- Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Knights of Columbus U.S. All Cap Index Fund | Large-Capitalization Company Risk

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Knights of Columbus U.S. All Cap Index Fund | Real Estate Investment Trusts Risk

Real Estate Investment Trusts Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Knights of Columbus U.S. All Cap Index Fund | Industry Concentration Risk

Industry Concentration Risk – The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Knights of Columbus U.S. All Cap Index Fund | Large Purchase and Redemption Risk

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Knights of Columbus U.S. All Cap Index Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Knights of Columbus U.S. All Cap Index Fund | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.